                        SUPPLEMENT DATED JANUARY 7, 1997
                    TO THE PROSPECTUS DATED AUGUST 22, 1996

                              TECHNOLOGY PORTFOLIO

                                PORTFOLIO OF THE

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus as amended and supplemented to date is further amended and supplemented by changing the following:

        Under the heading "PROSPECTUS SUMMARY" under the subheading "HOW TO
    INVEST," the first paragraph is deleted and replaced with the following:

    HOW TO INVEST

        Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25%, on an annualized basis, of the Class B shares' average daily net assets. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment for shares in a Portfolio account is $250,000 for
    Class A shares and $50,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) Portfolio accounts held by certain employees of the Adviser and of its affiliates and (2) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser
    ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed
    Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this
    Prospectus. The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of
    Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan
    Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue
    Code of 1986, as amended, and "rabbi trusts". See "Purchase of Shares --
    Minimum Investment and Account Sizes; Conversion from Class A to Class B
    Shares."
                                 --------------
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    Under the heading "PURCHASE OF SHARES," under the subheadings "MINIMUM
INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES" and
"MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES," these two sections are deleted and replaced with the following:

    MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B
    SHARES

        For a Portfolio account, the minimum initial investment and minimum account size are $250,000 for Class A shares and $50,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment established by Officers of the Fund.

        If the value of a Portfolio account containing Class A shares falls below $250,000 (but remains at or above $50,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $250,000 (but remains at or above $50,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder. Managed Accounts are not subject to conversion from Class A shares to Class B shares.

        Investors may also invest in the Portfolio by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution.
    The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of
    1986, as amended, and "rabbi trusts". The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

    MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

        If the value of a Portfolio account falls below $50,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $50,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

        The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon
    60-days' notice to shareholders.
                                 --------------

    The Account Registration Form is deleted and replaced with the form enclosed with this supplement.
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   MORGAN STANLEY INSTITUTIONAL FUND, INC.
          TECHNOLOGY PORTFOLIO
           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

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
                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)

1.
                               First
Name                          Initial                               Last Name

2.
                               First
Name                          Initial                               Last Name

                               First
Name                          Initial                               Last Name

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      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
      for additional documents
      that may be required to
      set up account and to
      authorize transactions.

3.

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
Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                            ASSOCIATION                               (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

/ / TRUST ________________________  / / OTHER (Specify) ________________________

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  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).

Street or P.O. Box
City                                                                       State
                                                                             Zip
                                                                              --
Home Telephone No.                                                   Business
Telephone No.                     --            --              --            --
/ / United States Citizen  / / Resident Alien  / / Non-Resident Alien: Indicate
Country of Residence ___________________________________________________________

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
  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
      SURVIVORSHIP PRESUMED
      UNLESS
         TENANCY IN COMMON
         IS INDICATED)
      For Custodian account
      of a minor (Uniform
      Gifts/Transfers to Minor
      Acts), give the Social
      Security Number of
      the minor
                                                                 OR
                                 1.         TAXPAYER             SOCIAL SECURITY NUMBER
                                 IDENTIFICATION NUMBER           ("SSN")
                                 ("TIN")
                                                                 OR
                                 2.                                                          TIN                                SSN
                                                                 OR
                                                               TIN                                SSN
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                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as  payer)
                                 with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                 overpayment   of   taxes,   a   refund   may   be    obtained.
                                 You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                 because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.
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

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  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio(s):                   / / Class A Shares
      (Class A shares minimum    Technology Portfolio            $ / / Class B Shares $
      $500,000 for each                                          Total Initial Investment
      Portfolio and Class B                                      $
      shares minimum $100,000
      for the Global Equity,
      International Equity,
      Asian Equity, European
      Equity, Japanese Equity
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.

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
  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.

Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND,
INC.--PORTFOLIO NAME)

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
/ / Exchange $ From                                                                           -- - - - - - - - - - -- - -
                                                      Name of Portfolio                               Account No.
/ / Account previously established by:  / / Phone exchange  / / Wire on                       -- - - - - - - - - - -- - -
                                                                                            Account No.               (Check
                                                                                      (Previously assigned by the Fund)     Digit)
                                                                            Date

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
  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.

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
  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone         Name of COMMERCIAL Bank (Not Savings
      AND EXCHANGE                    requests to wire redemption proceeds to   Bank)
      OPTION                          the commercial bank indicated at right    Bank Account No.
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests                                        Bank
      shares by telephone. A          are believed to be authentic.                                                  ABA
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent                                         No.
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated    Name(s) in which your BANK Account is
      YOUR FUND ACCOUNT.              by telephone are genuine. These           Established
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal      Bank's Street
      NOT BE HONORED UNLESS THE BOX   identification information at the time    Address
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by   City         State         Zip
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

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
  H)  INTERESTED PARTY
      OPTION                                                                                      Name
      In addition to the
      account statement sent to
      my/our registered                                                                          Address
      address, I/we hereby
      authorize the fund to        City                                         State                                         Z
      mail duplicate statements  Code
      to the name and address
      provided at right.

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
  I)  DEALER
      INFORMATION
                                 Representative Name                        Representative
                                 No.                            Branch
                                 No.


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
  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here ,

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
The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
  BY SIGNING THIS APPLICATION, I/WE HEREBY CERTIFY UNDER PENALTIES OF PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT AND THAT AS REQUIRED BY FEDERAL LAW (PLEASE CHECK APPLICABLE BOXES BELOW):
/ / U.S. CITIZEN(S)/TAXPAYER(S):
       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE THE CORRECT SSN(S) OR TIN(S) AND (2) I/WE ARE NOT SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE EXEMPT FROM BACKUP WITHHOLDING; (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ("IRS") THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING.
       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN(S) OR TIN(S), I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.
/ / NON-U.S. CITIZEN(S)/TAXPAYER(S):
  INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES:
  UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED BY THE INTERNAL REVENUE SERVICE.
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

                                     (X)
(X)                                  Signature (if joint account, both
Signature                                                                     Date must sign)         Date
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